Shareholders' Equity - Additional Information (Detail) - $ / shares	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 30, 2020	Oct. 01, 2020	Aug. 03, 2020
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred Stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred Stock, Shares Outstanding	0
Common Stock, Shares Authorized	200,000,000	200,000,000
Common stock description of voting rights	one vote
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	3,424,991
Common Stock, Shares, Outstanding	3,424,991
Temporary equity shares outstanding	17,312,211
Class A [Member] | Non-US [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock description of voting rights	ten votes per share	ten votes per share
Class A [Member] | Founder Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of common stock shares outstanding	20.00%	20.00%
Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized	20,000,000	20,000,000
Common stock description of voting rights	one vote	one vote
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	5,184,300	5,184,300
Common Stock, Shares, Outstanding	5,184,300	5,184,300
Class B [Member] | Non-US [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock description of voting rights	one vote per share	one vote per share
Class B [Member] | Founder Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding			5,184,300	5,184,300	5,690,000
Percentage of common stock shares outstanding	20.00%	20.00%
Class A Common Stock Subject to Possible Redemption [Member]
Subsidiary or Equity Method Investee [Line Items]
Temporary equity shares outstanding	20,737,202	20,737,202
Temporary equity shares issued	20,737,202	20,737,202